Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2020 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 784.4		$ 28.1	$ 558.1
Payables to related parties	1,504.2			2,107.7
Other receivables from related parties	1,711.7		$ 61.3	50.6
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	675.5			370.6
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	108.9			187.5
Payables to related parties	727.6			1,358.6
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	412.2			400.8
Other receivables from related parties	48.9			45.3
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	334.1			311.4
Other receivables from related parties	1,639.7			4.3
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	3,447.1	$ 3,681.9
Net revenue from royalties	105.0	103.4
Purchases	3,903.1	3,733.3
Contract liabilities	333.1
Manufacturing expenses	2,566.5	1,822.0
Research and development expenses	81.9	87.3
Other related parties [member]
Disclosure of transactions between related parties [line items]
General and administrative expenses	70.0	$ 60.0
Other associates [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	30.3			36.9
Other receivables from related parties	$ 23.1			$ 1.0